FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:      /  /  (a)
             or fiscal year ending:   12/31/98 (b)


Is this a transition report?: (Y/N) _N_


Is this an amendment to a previous filing? (Y/N)  _N_


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name: Pruco Life Variable Appreciable Account
    B.  File Number: 811-3971
    C.  Telephone Number: 973-802-6000

2.  A.  Street: 213 Washington Street
    B.  City: Newark      C.  State: NJ  D.  Zip Code:07102   Zip Ext: 2992
    E.  Foreign Country:      Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N) _N_

4. Is this the last filing on this form by Registrant? (Y/N) _N_

5. Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6.    Is Registrant a unit investment trust(UIT)?(Y/N) _Y_
      (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) _N_ (If answer is "N" (No), go to item 8.)

    B. How many separate series or portfolios did Registrant have at the end of the period? ____________________


SCREEN NUMBER:  01         PAGE NUMBER: 01

For period ending 12/31/98 If filing more than one File number 811-3971 Page 2, "X":



    C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                               Is this the
 Series                                                        last filing
 Number                          Series Name                   for this series?
 ------                          -----------                   ----------------

    1                                                                    (Y/N)









SCREEN NUMBER:  02         PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending _12/31/98_ If filing more than one File number _811-3971_ Page 47, "X":___

UNIT INVESTMENT TRUSTS
111.* A.  Depositor Name: __Pruco Life Insurance Company__
      B.  File Number (If any):_______
      C.  City:_Newark_    State: _NJ_   Zip Code: _07102_   Zip Ext: _3777_
          Foreign Country:____________   Foreign Postal Code:

112.* A.  Sponsor Name:_______________________
      B.  File Number (If any):_______
      C.  City:________ State: ____ Zip Code: _______ Zip Ext:
          Foreign Country:____________   Foreign Postal Code:




SCREEN NUMBER: 55 PAGE NUMBER: 47

For period ending _12/31/98_ If filing more than one File number _811-3971_ Page 48, "X":____


113.  A.  Trustee Name:
 *    B.  City:_______     State:____    Zip Code:_______    Zip Ext:
          Foreign Country:___________    Foreign Postal Code:

114.  A.  Principal Underwriter Name:
 *    B.  File Number: 8-_____
      C.  City:_______     State:____    Zip Code:_______    Zip Ext:
          Foreign Country:___________    Foreign Postal Code:

115.  A.  Independent Public Accountant Name: __PRICEWATERHOUSECOOPERS, LLP__
 *    B.  City:_New York_  State:_NY_    Zip Code:_10036_    Zip Ext:
          Foreign Country:___________    Foreign Postal Code:






SCREEN NUMBER: 56 PAGE NUMBER: 48

For period ending _12/31/98                              If filing more than one
File number _811-3971_                                   Page 49, "X":____


116.  A.  Is Registrant part of a family of investment companies?(Y/N) _Y_
 *
      B. Identify the family in 10 letters:___PRUDENTIAL___ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. Is Registrant a separate account of an insurance company?(Y/N) _Y_
 * If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  Variable annuity contracts?(Y/N): _N_

      C.  Scheduled premium variable life contracts: _N_

      D.  Flexible premium variable life contracts: _Y_

      E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N) _N_

      F.

118.  State the number of series existing at the end of the period that
 *    had securities registered under the Securities Act of 1933
      _________________

119.  State the number of new series for which registration statements under
 *    the Securities Act of 1933 became effective during the period ____________

120.  State the total value of the portfolio securities on the date of deposit
 *    for the new series included in item 119 ($000's omitted) _________________

121.  State the number of series for which a current prospectus was in
 *    existence at the end of the period __1__

122.  State the number of existing series for which additional units were
 *    registered under the Securities Act of 1933 during the period ____________


SCREEN NUMBER: 57 PAGE NUMBER: 49

For period ending _12/31/98_                             If filing more than one
File number _811-3971_                                   Page 50,"X":___


123.  State the total value of the additional units considered in  answering
 *    item 122 ($000's omitted)_$______________

124.  State the total value of units prior series that were placed in  the
 *    portfolios of subsequent series during the current period
      (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)__$ 000__


125.  State the total dollar amount of sales loads collected (before
 * reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__$ 000__

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)__$ 000__


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of      Total Assets    Total Income
                                  Series         ($000's         Distributions
                                  Investing       omitted)      ($000's omitted)
                                  ---------       --------      ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities         1       $3,488,375
K.  Other securities
L.  Total assets of all series of       1       $3,488,375
    registrant



SCREEN NUMBER: 58 PAGE NUMBER:50

For period ending _12/31/98_                             If filing more than one
File number _811-3971_                                   Page 51, "X":___

128.  Is the timely payment of principal and interest on any of the portfolio
 * securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)______________

129.  Is the issuer of any instrument covered in item 128 delinquent or in
 * default as to payment of principal or interest at the end of the current period?(Y/N)_________________

130.  In computations of NAV or offering price per unit, is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)________________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) _$ 15,420_

132.  List the "811" (Investment Company Act of 1940) registration number for
 * all Series of Registrant that are being included in this filing:


      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-
      811-                    811-                    811-                  811-







SCREEN NUMBER: 59 PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1999.


PRUCO LIFE INSURANCE COMPANY

BY:  /S/ James Schlomann      WITNESS: /S/ Michael J Ostronic
        James Schlomann                    Michael J Ostronic
        Executive Vice President           Director, Accounting